Redeemable Noncontrolling Interest (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Redeemable Noncontrolling Interest
Schedule of redeemable non controlling interest

	2021	2020
Balance as of January 1	$848	$28
Allocation of net income for the three months ended March 31	60	383
Balance as of March 31	908	411
Merger of BuzzFeed Japan and HuffPost Japan	510	—
Allocation of net income for the three months ended June 30	85	323
Balance as of June 30	1,503	734
Allocation of net income for the three months ended September 30	67	62
Ending balance as of September 30	$1,570	$796

The table below presents the reconciliation of changes in redeemable noncontrolling interest (in thousands):

	2020	2019	2018
Beginning balance	$28	$(245)	$726
Allocation of net (income) loss	820	273	(971)
Ending balance	$848	$28	$(245)